Service Inventories - Schedule of Service Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Service inventories, gross	$ 67,268	$ 59,306
Less: allowance for obsolete and slow moving service inventories	(2,211)	(1,155)
Service inventories, net	65,057	58,151
Spare Parts [Member]
Service inventories, gross	34,923	29,928
Chemicals [Member]
Service inventories, gross	15,247	14,803
Raw Materials [Member]
Service inventories, gross	3,432	200
Consumables [Member]
Service inventories, gross	$ 13,666	$ 14,375